UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811- 03342

                          SIT MID CAP GROWTH FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                    Date of fiscal year end: June 30, 2006

                    Date of reporting period: March 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS
         -----------------------

Sit Mid Cap Growth Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2006 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
      QUANTITY/PAR NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (94.0%) (2)
   COMMERCIAL SERVICES (0.7%)
          20,900   Getty Images, Inc. (3)                            1,564,992
                                                              ----------------

   COMMUNICATIONS (1.3%)
         103,200   American Tower Corp. (3)                          3,129,024
                                                              ----------------

   CONSUMER DURABLES (1.3%)
          83,700   Scientific Games Corp. (3)                        2,940,381
                                                              ----------------

   CONSUMER NON-DURABLES (2.0%)
         132,200   Coach, Inc. (3)                                   4,571,476
                                                              ----------------

   CONSUMER SERVICES (4.1%)
          47,000   Harrah's Entertainment, Inc.                      3,664,120
          50,550   Marriott International, Inc.                      3,467,730
          37,100   Royal Caribbean Cruises, Ltd.                     1,558,942
          39,200   XM Satellite Radio Holdings, Inc. (3)               872,984
                                                              ----------------
                                                                     9,563,776
                                                              ----------------
   ELECTRONIC TECHNOLOGY (12.9%)
         104,950   Analog Devices, Inc.                              4,018,536
          41,700   Apple Computer, Inc. (3)                          2,615,424
         109,000   ATI Technologies, Inc. (3)                        1,872,620
         111,975   Broadcom Corp. (3)                                4,832,841
         125,850   Juniper Networks, Inc. (3)                        2,406,252
          43,600   KLA-Tencor Corp.                                  2,108,496
          47,100   Kronos, Inc. (3)                                  1,761,069
          40,900   Lam Research Corp. (3)                            1,758,700
          16,900   Maxim Integrated Products, Inc.                     627,835
          67,000   Network Appliance, Inc. (3)                       2,414,010
          71,300   Tellabs, Inc. (3)                                 1,133,670
          30,450   Trimble Havigation, Ltd. (3)                      1,371,772
         129,883   Xilinx, Inc.                                      3,306,821
                                                              ----------------
                                                                    30,228,046
                                                              ----------------
   ENERGY MINERALS (9.3%)
          45,000   Apache Corp.                                      2,947,950
          48,700   Murphy Oil Corp.                                  2,426,234
          88,000   Southwestern Energy Corp. (3)                     2,832,720
          33,900   Tesoro Corp.                                      2,316,726
          80,172   Valero Energy Corp.                               4,792,682
         145,416   XTO Energy, Inc.                                  6,335,775
                                                              ----------------
                                                                    21,652,087
                                                              ----------------
   FINANCE (7.9%)
          51,250   Ace, Ltd.                                         2,665,513
          68,800   HCC Insurance Holdings, Inc.                      2,394,240
          44,950   Hudson City Bancorp, Inc.                           597,385
          12,100   IntercontinentalExchange, Inc. (3)                  835,505
          26,450   Legg Mason, Inc.                                  3,314,979
          17,400   Lehman Brothers Holdings, Inc.                    2,514,822
         144,400   TCF Financial Corp.                               3,718,300
          31,350   T. Rowe Price Group, Inc.                         2,451,883
                                                              ----------------
                                                                    18,492,627
                                                              ----------------
   HEALTH SERVICES (5.7%)
          94,950   Caremark Rx, Inc. (3)                             4,669,641
          51,700   Coventry Health Care, Inc. (3)                    2,790,766
          34,800   Laboratory Corp. (3)                              2,035,104
          32,300   Stericycle, Inc. (3)                              2,184,126
          22,269   WellPoint, Inc. (3)                               1,724,289
                                                              ----------------
                                                                    13,403,926
                                                              ----------------

================================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2006 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
      QUANTITY/PAR NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
   HEALTH TECHNOLOGY (12.4%)
          26,100   Alcon, Inc.                                       2,721,186
         206,600   Celgene Corp. (3)                                 9,135,852
         133,350   Elan Corp., A.D.R. (3)                            1,925,574
          22,500   Gilead Sciences, Inc. (3)                         1,399,950
          12,900   Intuitive Surgical, Inc. (3)                      1,522,200
          45,500   Kyphon, Inc. (3)                                  1,692,600
          39,300   Respironics, Inc. (3)                             1,529,163
          57,000   Teva Pharmaceutical Industries, A.D.R.            2,347,260
          71,450   Thermo Electron Corp. (3)                         2,650,081
          60,000   Varian Medical Systems, Inc. (3)                  3,369,600
          18,300   Vertex Pharmaceuticals, Inc. (3)                    669,597
                                                              ----------------
                                                                    28,963,063
                                                              ----------------

   INDUSTRIAL SERVICES (5.5%)
          66,000   BJ Services Co.                                   2,283,600
          30,900   CARBO Ceramics, Inc.                              1,758,519
          34,950   Nabors Industries, Ltd. (3)                       2,501,721
          41,700   Noble Corp.                                       3,381,870
          75,000   Smith International, Inc.                         2,922,000
                                                              ----------------
                                                                    12,847,710
                                                              ----------------
   NON-ENERGY MINERALS (1.0%)
          23,300   Allegheny Technologies, Inc.                      1,425,494
          12,200   Southern Copper Corp.                             1,030,656
                                                              ----------------
                                                                     2,456,150
                                                              ----------------
   PRODUCER MANUFACTURING (8.7%)
          58,200   AMETEK, Inc.                                      2,616,672
          78,400   Anixter International, Inc. (3)                   3,745,952
          29,300   IDEX Corp.                                        1,528,581
          65,700   ITT Industries, Inc.                              3,693,654
          19,100   Jacobs Engineering Group, Inc. (3)                1,656,734
          28,900   Pentair, Inc.                                     1,177,675
          53,400   Precision Castparts Corp.                         3,171,960
          39,200   Rockwell Automation, Inc.                         2,818,872
                                                              ----------------
                                                                    20,410,100
                                                              ----------------
   RETAIL TRADE (5.7%)
          42,075   Best Buy Co., Inc.                                2,353,255
         108,500   Chico's FAS, Inc. (3)                             4,409,440
          33,600   Claire's Stores, Inc.                             1,220,016
          57,400   Coldwater Creek, Inc. (3)                         1,595,720
          85,575   Staples, Inc.                                     2,183,874
          22,000   Whole Foods Market, Inc.                          1,461,680
                                                              ----------------
                                                                    13,223,985
                                                              ----------------
   TECHNOLOGY SERVICES (12.5%)
         109,190   Adobe Systems, Inc.                               3,812,915
          50,000   Akamai Technologies, Inc. (3)                     1,644,500
          47,900   Amdocs, Ltd. (3)                                  1,727,274
          66,400   Autodesk, Inc.                                    2,557,728
          89,000   Business Objects, A.D.R. (3)                      3,245,830
          95,100   Ceridian Corp. (3)                                2,420,295
          65,100   Cognizant Tech. Solutions Corp. (3)               3,872,799
          53,000   Cognos, Inc. (3)                                  2,061,700
          96,200   McAfee, Inc. (3)                                  2,340,546
          40,550   NAVTEQ (3)                                        2,053,857
          26,700   Paychex, Inc.                                     1,112,322
          32,600   Red Hat, Inc. (3)                                   912,148
          51,057   Symantec Corp. (3)                                  859,289
          27,600   VeriSign, Inc. (3)                                  662,124
                                                              ----------------
                                                                    29,283,327
                                                              ----------------
   TRANSPORTATION (3.0%)
          84,800   C.H. Robinson Worldwide, Inc.                     4,162,832
          93,100   UTI Worldwide, Inc.                               2,941,960
                                                              ----------------
                                                                     7,104,792
                                                              ----------------


Total common stocks                                                219,835,462
   (cost:  $144,666,305)                                      ----------------

================================================================================
MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - March 31, 2006 (Unaudited)
================================================================================

--------------------------------------------------------------------------------
      QUANTITY/PAR NAME OF ISSUER                              MARKET VALUE (1)
--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (5.3%) (2)
      12,466,000   Sit Money Market Fund, 4.31% (4)                 12,466,000
   (cost:  $12,466,000)                                       ----------------


Total investments in securities
   (cost:  $157,132,305)                                          $232,301,462
                                                              ----------------

Other Assets and Liabilities, Net [0.7%]                             1,553,131

                                                              ----------------
Total Net Assets                                                  $233,854,593
                                                              ================


                                                              ----------------
Aggregate Cost                                                     157,132,305
                                                              ----------------

Gross Unrealized Appreciation                                       77,599,461
Gross Unrealized Depreciation                                       (2,430,304)
                                                              ----------------
Net Unrealized Appreciation(Depreciation)                           75,169,157
                                                              ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

ITEM 2.  CONTROLS AND PROCEDURES
         -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
         Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company
         Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS
         --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:     /s/ Paul E. Rasmussen
        ----------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   April 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Paul E. Rasmussen
        ----------------------------
        Paul Rasmussen
        Vice President and Treasurer

Date:   April 27, 2006


By:     /s/ Eugene C. Sit
        ----------------------------
        Eugene C. Sit
        Chairman

Date:   April 27, 2006